Expense Example - Leverage Shares 1X Short Anthropic Daily ETF - Leverage Shares 1X Short Anthropic Daily ETF	Oct. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	$ 315